Condensed Financial Information of the Parent Company -Statements of Cash Flows (Details) - USD ($)	6 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Parent Company Statements of Cash Flows
Net cash (used in) provided by operating activities	$ 9,725,259	$ 5,686,467
Net cash (used in) provided by financing activities	6,843,663	(453,757)
Net increase in cash and restricted cash	13,800,951	4,946,318
Cash and restricted cash, beginning of period	2,165,151	753,815
Cash and restricted cash, end of period	16,044,817	5,700,133
FMI | Reportable legal entity
Parent Company Statements of Cash Flows
Net cash (used in) provided by operating activities	(500,878)	894,914
Net cash (used in) provided by financing activities	1,087,746	(922,071)
Net increase in cash and restricted cash	586,867	(27,157)
Cash and restricted cash, beginning of period	2,122	635,683
Cash and restricted cash, end of period	$ 588,989	$ 608,526